General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Accounting, tax, and audit fees	€ 645	€ 159	€ 151
Legal fees	3,823	883	858
Consulting and advisory fees	3,357	1,253	866
Directors’ fees	423	223	194
Compensation and benefits	6,805	529	336
Player management expenses	1,403
Travel and entertainment	637	341	350
Insurance and medical benefit expenses	538	117	71
Advertising and marketing expenses	463	411	310
Provision for bad debts and other financial asset impairment	15,966	6	82
Ticket and store expenses	359	12
Office and supplies and administrative expenses	693	185	209
Depreciation and amortization expense	1,141	85	55
Utilities and rent	406	173	66
Miscellaneous	1,212	96	122
Total	€ 37,871	€ 4,473	€ 3,670